OTHER CURRENT AND NON-CURRENT ASSETS (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Other current assets		R$ 776,500	R$ 484,120
Other non-current assets		4,749,718	4,365,755
Equity interest		5,060,002	3,849,647
Uncontroversial amount		422,254
Centrais Eletricas Brasileiras S A [Member]
IfrsStatementLineItems [Line Items]
Cash		370,000
Equity interest		R$ 367,000
Capital interest		32.74%
Judicial Deposits [Member]
IfrsStatementLineItems [Line Items]
Other non-current assets		R$ 533,664	339,805
Prepaid Expenses [Member]
IfrsStatementLineItems [Line Items]
Other non-current assets		47,109	74,503
Other current assets		311,087	225,036
Prepaid Expenses With Sea Freight [Member]
IfrsStatementLineItems [Line Items]
Other current assets		36,783
Actuarial Asset Related Party [Member]
IfrsStatementLineItems [Line Items]
Other non-current assets		35,477	59,111
Securities Held For Trading [Member]
IfrsStatementLineItems [Line Items]
Other current assets		9,596	12,028
Loans With Related Parties [Member]
IfrsStatementLineItems [Line Items]
Other current assets		5,383	4,511
Other non-current assets		1,384,773	1,143,228
Other Receivables From Related Parties [Member]
IfrsStatementLineItems [Line Items]
Other non-current assets		1,484,759	927,077
Other current assets		1,858	1,828
Monetary Adjustment Related To The Eletrobrass Compulsory Loan [Member]
IfrsStatementLineItems [Line Items]
Other non-current assets	[1]	58,030	859,607
Dividends Receivable [Member]
IfrsStatementLineItems [Line Items]
Other current assets		77,377	76,878
Debit Of Employees [Member]
IfrsStatementLineItems [Line Items]
Other current assets		59,578	43,542
Receivables By Indemnity [Member]
IfrsStatementLineItems [Line Items]
Other non-current assets	[2]	974,863	534,896
Other [Member]
IfrsStatementLineItems [Line Items]
Other non-current assets		231,043	427,528
Other current assets		R$ 274,838	R$ 120,297

[1]	In December 2021, the Company had recorded certain and due amount with Centrais Elétricas Brasileiras S.A. - Eletrobras, relating mainly to interest and monetary adjustment of the Compulsory Loan. In December 2022, the Company received R$370,000 in cash and R$367,000 in shares representing 32.74% of the capital of subsidiary CEEE-G, as per the Private Instrument of Transaction and other covenants. The remaining balance refers to preferred shares held by the Company in Eletrobras.
[2]	This is a certain and due amount, resulting from the final and unappealable decision of the Court in favor of the Company in 2020, due to losses and damages resulting from the sinking of the voltage in the supply of energy in the periods from January/1991 to June/2002. Additionally, in the 3rd quarter of 2022, the uncontroversial amount of R$422,254 was recognized in the same account, as a refund of the amounts overpaid for railroad freight from April 1994 to March 1994 and March 1996 to the company RFFSA, and that after its extinction, the Federal Government became the responsible for payment.